Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	GameSquare Holdings, Inc.
Entity Central Index Key	0001714562
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity File Number	001-39389
Entity Address Address Line 1	2110 Powers Ferry Road
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30339